Shareholder Fees (Vanguard Target Retirement Income Fund Retail)	Vanguard Target Retirement Income Fund Vanguard Target Retirement Income Fund - Investor Shares 10/1/2013 - 9/30/2014 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20